Taxation - Schedule of income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Factors affecting charge:
Total taxation expense/(credit)	$ 36,937,000	$ 13,417,000	$ (12,463,000)
Cash taxes paid	$ 10,979,000	$ 694,000	$ 2,273,000